Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Petty cash	344	860
Bank balances	3,315,485	2,012,424
Call deposits	51,781	75,931
Total cash and cash equivalents	3,367,610	2,089,215